UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-10427
RIVERSOURCE INTERNATIONAL MANAGERS SERIES, INC.

(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota	55474

(Address of principal executive offices)	(Zip code)
Scott R. Plummer — 5228 Ameriprise Financial Center, Minneapolis, MN 55474

(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: 10/31
Date of reporting period: 01/31

Portfolio of Investments
RiverSource Partners International Select Growth Fund
Jan. 31, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (98.4%)(c)

Issuer	Shares		Value(a)
Australia (4.8%)
AMP	172,086		$946,549
Australian Stock Exchange	27,100		814,587
BHP Billiton	194,123		6,745,921
Billabong Intl	76,300	(d)	704,450
Cochlear	10,400		572,289
Hastie Group	142,700		231,570
MacArthur Coal	71,728	(d)	594,709
Orica	27,498		585,043
Perpetual	26,500	(d)	815,076
Rio Tinto	34,923		2,087,289
SAI Global	106,600		365,391
Seek	30,000		170,723
UGL	80,100	(d)	914,938
Wesfarmers	45,731		1,108,942
Westpac Banking	77,976		1,635,615
Woolworths	30,334		692,037

Total			18,985,129

Belgium (0.9%)
Anheuser-Busch InBev	43,144		2,152,661
Delhaize Group	12,867		1,008,487
Eurofins Scientific	10,500	(d)	515,933

Total			3,677,081

Brazil (1.3%)
Localiza Rent A Car	190,000		1,979,731
Natura Cosmeticos	77,500		1,388,414
Suzano Papel e Celulose	162,700		1,744,226

Total			5,112,371

Cambodia (—%)
NagaCorp	756,897		79,540

Canada (4.6%)
Ag Growth Intl	3,200		110,239
Alimentation Couche-Tard	36,200		681,946
Baytex Energy Services Trust Unit	16,800		479,282
Black Diamond Group	1,200		19,542
Canadian Utilities Cl A	13,700		554,356
CCL Inds Cl B	42,600		1,000,548
Cenovus Energy	52,100		1,204,182
Eldorado Gold	124,600	(b)	1,480,141
Enbridge	22,887		993,533
EnCana	52,100		1,593,555
Gildan Activewear	36,700	(b)	787,140
Grande Cache Coal	97,900	(b)	478,008
Guyana Goldfields	50,000	(b)	298,850

Issuer	Shares		Value(a)
Horizon North Logistics	88,600	(b)	129,283
Inmet Mining	14,100		714,166
Ivanhoe Mines	32,900	(b)	460,988
Ivanhoe Mines	28,800	(b,d)	396,864
Natl Bank of Canada	16,300		861,578
Pan Orient Energy	60,600	(b)	371,275
Petrobank Energy & Resources	18,600	(b)	919,126
Ritchie Bros Auctioneers	16,900	(d)	355,237
ShawCor Cl A	64,700		1,710,245
Suncor Energy	31,600		997,864
Teck Resources Cl B	35,000	(b)	1,146,151
Tesco	12,863	(b)	168,119
Uranium One	122,000	(b)	377,720

Total			18,289,938

Chile (0.3%)
SQM ADR	33,278	(d)	1,210,654

China (1.9%)
China Communications Services Cl H	978,000		494,337
China Yurun Food Group	382,300		1,071,282
IFM Investments	23,000	(b)	165,140
Jiangsu Expressway Series H	1,211,000		1,077,902
Mindray Medical Intl ADR	26,900	(d)	938,004
New Oriental Education & Technology Group ADR	14,900	(b,d)	1,013,200
Shandong Weigao Group Medical Polymer	230,000		838,099
Sino-Ocean Land Holdings	618,000		499,552
VisionChina Media ADR	40,300	(b,d)	350,207
Zhaojin Mining Inds Cl H	546,000		975,677

Total			7,423,400

Czech Republic (0.2%)
Komercni Banka	4,300		863,159

Denmark (1.2%)
Carlsberg Series B	10,989	(d)	819,696
Novo Nordisk Series B	41,182		2,786,728
Novozymes Series B	11,569	(d)	1,184,827

Total			4,791,251

Egypt (—%)
PACHIN	113		848

Finland (1.2%)
KONE Series B	24,929		1,003,900
Poyry	66,389	(d)	1,045,617
Ramirent	73,500	(b,d)	732,881
Sampo Series A	31,419		758,853
Stockmann Series B	46,061	(d)	1,391,315

Total			4,932,566

France (4.8%)
ALSTOM	22,337	(d)	1,491,225
BNP Paribas	40,260		2,875,636
Carbone Lorraine	21,000		718,704
Carrefour	27,429		1,338,049
CNP Assurances	5,950		526,631

Issuer	Shares		Value(a)
Eutelsat Communications	49,413		1,594,652
Hi-Media	40,600	(b,d)	321,657
Neopost	15,000	(d)	1,193,469
Norbert Dentressangle	6,400		407,740
Pierre & Vacances	10,700	(d)	754,043
Rubis	6,800	(d)	564,025
Saft Groupe	16,000		686,011
Sanofi-Aventis	8,045		594,797
Schneider Electric	8,051		830,458
Technip	14,219		971,885
Unibail-Rodamco	4,830		1,046,423
Valeo	14,578	(b)	478,780
Vallourec	4,241		729,362
VINCI	20,238		1,080,693
Zodiac	21,200	(d)	891,191

Total			19,095,431

Germany (5.5%)
Aixtron	26,499		793,781
BASF	25,627		1,450,452
Bayer	28,964		1,982,007
CTS Eventim	26,700		1,248,681
Daimler	13,146		604,691
Deutsche Bank	15,842	(d)	966,350
Deutsche Beteiligungs	14,000		347,103
Deutsche Boerse	19,650		1,291,863
ElringKlinger	29,300	(d)	644,677
Hannover Rueckversicherung	16,135	(b,d)	744,195
HeidelbergCement	17,199		1,035,656
Henkel & Co	27,381		1,406,119
Hochtief	10,477		781,332
Infineon Technologies	178,683	(b,d)	987,363
Metro	15,660		859,944
MTU Aero Engines Holding	6,001		311,448
ProSiebenSat.1 Media	58,087		770,988
Rational	4,900		796,367
Rhon-Klinikum	32,180		787,830
RWE	10,282		912,655
Takkt	27,781		337,295
Tognum	34,000		593,088
Vossloh	9,500	(d)	971,519
Wincor Nixdorf	13,200	(d)	895,433
Wirecard	45,700		580,176

Total			22,101,013

Greece (0.3%)
Intralot-Integrated Lottery Systems & Services	142,100		623,343
Public Power	30,436	(b)	568,513

Total			1,191,856

Hong Kong (3.0%)
China Green Holdings	1,103,000	(d)	1,316,650
FU JI Food & Catering Services Holdings	677,000	(b,d,e)	6,976
Hong Kong Exchanges and Clearing	202,300		3,411,331
Hongkong Electric Holdings	150,000		839,495
Lifestyle Intl Holdings	844,200		1,394,194
Noble Group	717,000		1,457,287
Pacific Basin Shipping	862,000		633,562

Issuer	Shares		Value(a)
REXCAPITAL Financial Holdings	9,350,000		1,114,744
Sino-Forest Cl A	79,100	(b)	1,373,947
Wasion Group Holdings	600,500		414,188

Total			11,962,374

India (1.6%)
Asian Paints	39,046		1,565,698
Educomp Solutions	35,500		538,285
Housing Development Finance	17,690		910,364
Jain Irrigation Systems	74,348		1,162,706
Mundra Port and Special Economic Zone	59,400		765,657
Patel Engineering	49,800		475,743
Shriram Transport Finance	80,800		856,982

Total			6,275,435

Indonesia (0.3%)
Perusahaan Gas Negara	2,926,000		1,172,482

Ireland (0.8%)
Experian	145,144		1,379,884
Paddy Power	18,900		623,124
United Drug	361,800		1,102,322

Total			3,105,330

Israel (0.4%)
Israel Chemicals	110,300		1,432,518

Italy (1.4%)
Ansaldo STS	38,900		753,848
Autostrade	52,123		1,301,838
Compagnie Industriali Riunite	436,200	(b,d)	1,015,764
Credito Emiliano	116,100	(b,d)	817,883
Italcementi	51,847	(d)	343,422
Mediaset	94,097		718,761
Terna — Rete Elettrica Nationale	203,300	(d)	819,878

Total			5,771,394

Japan (18.8%)
AEON Delight	59,800		791,443
AEON Mall	34,700	(d)	629,565
Ain Pharmaciez	24,300		614,115
Aisin Seiki	33,200		876,122
Alps Electric	130,900	(b,d)	749,547
AS ONE	9,500		170,063
Asahi Glass	87,000		867,411
Asics	73,000	(d)	720,995
Astellas Pharma	20,500		756,117
Benesse Holdings	11,600		487,757
Chiba Bank	153,000		923,487
Chugai Pharmaceutical	35,300		630,326
COMSYS Holdings	53,800		533,961
Dai Nippon Printing	98,000		1,343,916
Daicel Chemical Inds	91,000		547,850
Daiseki	31,500	(d)	661,177
Daiwa Securities Group	159,000		795,162
DENSO	44,900		1,319,210
Disco	9,800		543,319
East Japan Railway	27,500		1,846,394

Issuer	Shares		Value(a)
Elpida Memory	61,900	(b)	1,092,746
FUJIFILM Holdings	49,200		1,575,895
Fujitsu	171,000		1,042,966
Fukuoka REIT	120		664,540
Glory	39,400	(d)	865,835
Hamamatsu Photonics	23,000		548,619
Honda Motor	64,000		2,169,024
Ibiden	24,800		846,874
Icom	13,000		309,451
Idemitsu Kosan	6,700		428,509
ITOCHU	167,000		1,303,766
Japan Airport Terminal	7,500		102,249
JFE Holdings	34,900		1,213,563
Jupiter Telecommunications	1,230		1,230,163
Kakaku.com	100		367,163
Kamigumi	128,700		967,445
Kansai Paint	247,800		2,006,644
Kintetsu World Express	28,300	(d)	725,307
Kirin Holdings	64,000		975,613
Kobe Steel	148,601		266,352
K’s Holdings	22,900	(d)	727,406
Makita	40,930		1,373,364
Marubeni	194,000		1,126,691
Mitsubishi	46,400		1,122,071
Mitsui & Co	72,400		1,064,951
MIURA	22,500	(d)	578,088
Murata Mfg	15,000		822,979
Nakanishi	7,600		699,323
Nippon Accommodations Fund	150		808,219
Nippon Electric Glass	70,000		984,777
Nippon Oil	121,000	(d)	565,436
Nippon Residential Investment	473		1,092,775
Nissan Motor	219,100	(b)	1,781,123
Nissin Food Products	20,200		665,289
NTT DoCoMo	599		896,697
Olympus	19,078		571,665
ORIX JREIT	189		926,431
Osaka Securities Exchange	168		932,711
POINT	18,400		1,052,885
Rohto Pharmaceutical	78,500		956,073
Santen Pharmaceutical	21,100		664,137
Seven Bank	425	(d)	886,437
SoftBank	56,700		1,441,720
Sony	78,700		2,624,921
Stanley Electric	6,551		124,838
Start Today	232		438,044
Sumitomo	76,300		858,972
Sumitomo Electric Inds	79,100		1,033,241
Sumitomo Mitsui Financial Group	40,400		1,304,067
Suruga Bank	67,000		591,093
Suzuki Motor	38,700		874,721
Tamron	31,200	(d)	362,104
TDK	15,200		981,907
Tokai Rika	35,200		737,849
Tokio Marine Holdings	75,100		2,019,423
Torishima Pump Mfg	24,600	(d)	547,531
Toshiba	342,000	(b)	1,868,734
Toyo Suisan Kaisha	27,000		712,543
Toyo Tanso	4,550	(d)	237,748

Issuer	Shares		Value(a)
Tsumura & Co	13,500	(d)	427,177
UBE Inds	282,000		730,299
Unicharm PetCare	13,300	(d)	443,207
Ushio	36,800		622,485
Wacom	300		502,388
Yamato Holdings	63,900		877,647
ZENRIN	30,600		351,154

Total			75,524,002

Luxembourg (0.4%)
ArcelorMittal	19,380	(d)	750,146
SES FDR	30,200		662,323

Total			1,412,469

Mexico (0.6%)
Grupo Aeroportuario del Sureste ADR	26,349	(d)	1,273,184
Urbi Desarrollos Urbanos	575,000	(b)	1,199,401

Total			2,472,585

Netherlands (4.7%)
Aalberts Inds	66,221		962,998
Arcadis	42,500		940,651
ASML Holding	44,219		1,388,549
Core Laboratories	2,641		308,865
Dockwise	8,000	(b)	239,735
Fugro	28,150		1,669,207
Imtech	70,806	(d)	1,912,641
Koninklijke Ahold	145,879		1,832,825
Koninklijke DSM	20,965		976,992
Koninklijke Vopak	32,261	(b)	2,416,078
Qiagen	26,050	(b)	569,109
Smit Intl	12,952		1,109,207
Ten Cate	52,350		1,378,852
Unilever	56,475		1,729,018
Unit 4 Agresso	52,350	(b,d)	1,241,033

Total			18,675,760

Norway (1.2%)
DNB NOR	103,333	(b)	1,167,381
Pan Fish	1,124,000	(b,d)	1,004,515
Statoil	57,700		1,295,421
Telenor	111,800	(b)	1,453,643

Total			4,920,960

Portugal (0.7%)
Energias de Portugal	312,291		1,237,677
Portugal Telecom	96,368		994,351
Redes Energeticas Nacionais	134,079		537,700

Total			2,769,728

Singapore (2.8%)
Ascendas Real Estate Investment Trust	820,000		1,117,469
CDL Hospitality Trusts	1,144,700		1,456,207
DBS Group Holdings	103,000		1,038,008
Golden Agri-Resources	2,501,000	(b)	919,553
Mapletree Logistics Trust	2,700,000		1,492,079
Olam Intl	1,335,400	(d)	2,253,243
Singapore Exchange	264,800	(d)	1,493,928

Issuer	Shares		Value(a)
SingTel	687,000		1,464,418

Total			11,234,905

South Africa (0.9%)
Mr Price Group	174,000		801,518
Naspers Series N	75,300		2,656,682

Total			3,458,200

South Korea (1.3%)
MegaStudy	6,850		1,236,287
Mirae Asset Securities	14,242		710,331
NHN	9,500	(b)	1,409,951
Taewoong	11,300		771,826
Woongjin Coway	35,600		1,093,166

Total			5,221,561

Spain (2.0%)
Banco Bilbao Vizcaya Argentaria	70,146		1,069,120
Banco Santander	56,292	(d)	803,787
Grupo Empresarial ENCE	65,000	(b)	264,384
Inditex	24,767		1,558,769
Red Electrica de Espana	21,650	(d)	1,085,228
Telefonica	130,890		3,135,087

Total			7,916,375

Sweden (2.1%)
Atlas Copco Series A	85,721		1,162,577
East Capital Explorer	38,892	(b)	365,038
Electrolux Series B	53,524	(b)	1,261,437
Hexagon Series B	143,368	(d)	1,931,181
Nobia	121,870	(b)	689,636
Svenska Cellulosa Series B	69,486		936,502
Svenska Handelsbanken Series A	27,915		727,638
Sweco Series B	148,300		1,202,672

Total			8,276,681

Switzerland (9.8%)
ABB	148,250	(b)	2,684,398
Actelion	16,926	(b)	895,673
Adecco	20,961		1,129,609
Aryzta	13,000	(b)	510,839
Baloise-Holding	6,425		532,798
Bank Sarasin & Co Series B	17,269	(b)	589,777
Burckhardt Compression Holding	3,350		608,505
Compagnie Financiere Richemont Series A	39,309		1,331,682
Credit Suisse Group	73,219		3,167,842
Geberit	7,200	(d)	1,267,427
Holcim	29,035	(b,d)	1,988,569
Julius Baer Group	24,327		808,835
Kuehne & Nagel Intl	10,400	(d)	1,002,592
Nestlé	141,090		6,689,171
Novartis	118,262		6,329,972
Roche Holding	24,599		4,127,777
Sika	750		1,149,735
UBS	92,793	(b)	1,210,434
Xstrata	121,580	(b)	1,972,553
Zurich Financial Services	5,008		1,064,962

Total			39,063,150

Issuer	Shares		Value(a)
Taiwan (1.1%)
Everlight Electronics	360,289		1,102,229
Formosa Intl Hotels	56,980		642,354
HTC	600		5,865
Simplo Technology	217,300		1,237,854
Yuanta Financial Holding	2,160,200		1,370,549

Total			4,358,851

United Kingdom (15.8%)
Anglo American	95,793	(b)	3,514,305
Antofagasta	69,883		969,932
Associated British Foods	56,129		788,433
AstraZeneca	25,495		1,183,238
Autonomy	30,838	(b)	763,818
Babcock Intl Group	71,999		642,848
BAE Systems	287,622		1,612,897
Barclays	145,969		623,795
BG Group	198,598		3,650,529
BHP Billiton	77,169		2,263,489
British American Tobacco	111,715		3,692,259
Capita Group	127,300		1,464,874
Chemring Group	37,385		1,917,320
Cobham	541,958		2,005,061
GlaxoSmithKline	265,896		5,174,236
Imperial Tobacco Group	88,740		2,861,312
Intertek Group	73,200		1,408,622
Invensys	173,433		847,982
Keller Group	43,500		431,265
Kingfisher	367,375		1,237,334
Marks & Spencer Group	157,504		871,918
N Brown Group	135,000		485,199
Natl Grid	154,326		1,549,815
Next	31,988		997,355
Persimmon	90,748	(b)	622,915
Rio Tinto	73,610		3,589,151
Rolls-Royce Group	174,489	(b)	1,329,355
Rotork	26,400		531,728
RPS Group	175,840		560,041
RSA Insurance Group	414,251		846,941
SABMiller	69,194		1,881,456
Sage Group	193,746		728,682
Schroders	55,900		1,104,576
Serco Group	248,000		1,971,071
Smith & Nephew	50,000		502,937
Spice	188,500		153,604
Standard Chartered	145,928		3,360,842
Subsea 7	30,100	(b)	500,489
Tesco	234,353		1,585,862
Travis Perkins	39,122	(b)	456,844
Tullow Oil	27,400		501,821
Unilever	25,023		760,830
Wm Morrison Supermarkets	281,603		1,295,424

Total			63,242,405

United States (1.7%)
Alexion Pharmaceuticals	23,500	(b)	1,089,695
Atwood Oceanics	51,091	(b)	1,712,569

Issuer	Shares		Value(a)
BioMarin Pharmaceutical	28,300	(b,d)	549,869
Bristow Group	15,500	(b,d)	553,350
Central European Distribution	32,800	(b,d)	1,051,240
FMC Technologies	9,750	(b)	518,408
Oceaneering Intl	13,060	(b)	714,382
World Fuel Services	26,000	(d)	624,780

Total			6,814,293

Total Common Stocks (Cost: $350,311,538)			$392,835,695

Other (—%)(c)

Issuer	Shares		Value(a)
Singapore
Golden Agri-Resources Warrants	166,755	(b,e)	$15,419

Total Other (Cost: $—)			$15,419

Money Market Fund (1.1%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.16%	4,270,867	(f)	$4,270,867

Total Money Market Fund (Cost: $4,270,867)			$4,270,867

Investments of Cash Collateral Received for Securities on Loan (8.3%)

	Shares	Value(a)
JPMorgan Prime Money Market Fund	33,056,878	$33,056,878

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $33,056,878)		$33,056,878

Total Investments in Securities (Cost: $387,639,283)(g)		$430,178,859

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Summary of Investments in Securities by Industry
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of net assets at Jan. 31, 2010:

	Percentage of
Industry	net assets	Value(a)
Aerospace & Defense	2.0%	$8,067,272
Air Freight & Logistics	0.5	2,010,694
Auto Components	1.0	4,181,476
Automobiles	1.4	5,429,559
Beverages	1.7	6,880,666
Biotechnology	0.6	2,535,237
Building Products	0.6	2,366,408
Capital Markets	3.1	12,251,073
Chemicals	3.2	12,841,560
Commercial Banks	4.9	19,549,526
Commercial Services & Supplies	1.7	6,628,162
Communications Equipment	0.1	309,451
Computers & Peripherals	1.4	5,553,240
Construction & Engineering	2.1	8,273,896
Construction Materials	0.8	3,367,647
Consumer Finance	0.2	856,982
Containers & Packaging	0.3	1,000,548
Diversified Consumer Services	0.8	3,275,529
Diversified Financial Services	2.0	7,944,420
Diversified Telecommunication Services	1.9	7,541,836
Electric Utilities	1.1	4,550,791
Electrical Equipment	2.2	8,897,358
Electronic Equipment, Instruments & Components	2.1	8,558,743
Energy Equipment & Services	2.3	9,067,254
Food & Staples Retailing	3.3	13,270,874
Food Products	4.2	16,626,749
Gas Utilities	0.4	1,736,507
Health Care Equipment & Supplies	1.0	4,122,317
Health Care Providers & Services	0.5	2,060,215
Hotels, Restaurants & Leisure	1.0	3,844,124
Household Durables	2.4	9,661,207
Household Products	0.4	1,406,119
Industrial Conglomerates	0.3	1,015,764
Insurance	1.9	7,440,352
Internet & Catalog Retail	0.3	1,260,538
Internet Software & Services	0.4	1,777,114
IT Services	0.1	580,176
Leisure Equipment & Products	0.1	362,104
Life Sciences Tools & Services	0.3	1,085,042
Machinery	3.1	12,254,249
Marine	0.4	1,636,154
Media	2.5	9,905,268
Metals & Mining	7.6	29,918,255
Multiline Retail	1.2	4,654,782
Multi-Utilities	0.9	3,554,526
Office Electronics	0.3	1,193,469
Oil, Gas & Consumable Fuels	3.5	14,003,033
Paper & Forest Products	1.1	4,319,059
Personal Products	0.3	1,388,414
Pharmaceuticals	6.4	25,612,585
Professional Services	1.7	6,964,720
Real Estate Investment Trusts (REITs)	2.2	8,604,143
Real Estate Management & Development	0.3	1,294,257
Road & Rail	1.0	3,826,125
Semiconductors & Semiconductor Equipment	1.2	4,805,758
Software	0.7	2,733,533
Specialty Retail	1.3	5,377,912
Textiles, Apparel & Luxury Goods	1.2	4,923,119
Thrifts & Mortgage Finance	0.2	910,364
Tobacco	1.6	6,553,571
Trading Companies & Distributors	2.0	8,123,463
Transportation Infrastructure	2.4	9,767,408
Wireless Telecommunication Services	0.6	2,338,417
Other(1)	9.4	37,327,745

Total		$430,178,859

(1)	Cash & Cash Equivalents.
Investments in Derivatives
Forward Foreign Currency Contracts Open at Jan. 31, 2010

			Unrealized	Unrealized
Exchange date	Currency to be delivered	Currency to be received	appreciation	depreciation

Feb. 01, 2010	290,613 Australian Dollar	260,515 U.S. Dollar	$3,526	$—

Feb. 01, 2010	53,481 European Monetary Unit	74,969 U.S. Dollar	829	—

Feb. 01, 2010	159,349,679 Japanese Yen	1,784,325 U.S. Dollar	18,873	—

Feb. 01, 2010	1,127,683 Singapore Dollar	802,530 U.S. Dollar	422	—

Feb. 01, 2010	797,502 Swiss Franc	759,237 U.S. Dollar	7,231	—

Feb. 01, 2010	1,038,103 U.S. Dollar	1,157,896 Australian Dollar	—	(14,176)

Feb. 01, 2010	46,549 U.S. Dollar	28,758 British Pound	—	(585)

Feb. 01, 2010	374,000 U.S. Dollar	398,195 Canadian Dollar	—	(1,542)

Feb. 01, 2010	518,946 U.S. Dollar	46,346,981 Japanese Yen	—	(5,463)

Feb. 01, 2010	287,497 U.S. Dollar	1,687,324 Norwegian Krone	—	(2,500)

Feb. 01, 2010	61,076 U.S. Dollar	445,804 Swedish Krona	—	(718)

Feb. 02, 2010	1,995,677 British Pound	3,218,602 U.S. Dollar	28,913	—

Feb. 02, 2010	690,574 European Monetary Unit	965,728 U.S. Dollar	8,386	—

Feb. 02, 2010	272,630,598 Japanese Yen	3,022,482 U.S. Dollar	1,979	—

Feb. 02, 2010	2,053,318 Swiss Franc	1,951,629 U.S. Dollar	15,449	—

Feb. 02, 2010	401,008 U.S. Dollar	444,521 Australian Dollar	—	(7,918)

Feb. 02, 2010	3,191,563 U.S. Dollar	1,978,912 British Pound	—	(28,670)

Feb. 02, 2010	649,872 U.S. Dollar	693,087 Canadian Dollar	—	(1,582)

Feb. 02, 2010	3,841,721 U.S. Dollar	2,747,014 European Monetary Unit	—	(33,538)

Feb. 02, 2010	1,340,402 U.S. Dollar	120,891,419 Japanese Yen	—	(1,033)

Feb. 02, 2010	209,250 U.S. Dollar	1,231,904 Norwegian Krone	—	(1,176)

Feb. 03, 2010	826,290 European Monetary Unit	1,146,072 U.S. Dollar	587	—

Feb. 03, 2010	32,837,588 Japanese Yen	361,564 U.S. Dollar	—	(2,247)

Feb. 03, 2010	455,388 Swiss Franc	429,285 U.S. Dollar	—	(123)

Feb. 03, 2010	4,027 U.S. Dollar	4,517 Australian Dollar	—	(32)

Feb. 03, 2010	746,105 U.S. Dollar	466,436 British Pound	—	(600)

Feb. 03, 2010	1,619 U.S. Dollar	1,731 Canadian Dollar	—	—

Feb. 03, 2010	822,814 U.S. Dollar	593,187 European Monetary Unit	—	(479)

Feb. 03, 2010	63,104 U.S. Dollar	5,727,939 Japanese Yen	357	—

Total			$86,552	$(102,382)

Notes to Portfolio of Investments
ADR — American Depository Receipt

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual Report dated Oct. 31, 2009.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars.

(d)	At Jan. 31, 2010, security was partially or fully on loan.

(e)	Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at Jan. 31, 2010 was $22,395, representing less than 0.01% of net assets. Information concerning such security holdings at Jan. 31, 2010 is as follows:

	Acquisition
Security	dates	Cost

FU JI Food & Catering Services Holdings	03-02-07 thru 10-15-08	$1,567,164
Golden Agri-Resources Warrants	07-08-09 thru 08-19-09	—

(f)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at Jan. 31, 2010.

(g)	At Jan. 31, 2010, the cost of securities for federal income tax purposes was approximately $387,639,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$59,116,000
Unrealized depreciation	(16,576,000)

Net unrealized appreciation	$42,540,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements — Valuation of securities in the most recent Annual Report dated Oct. 31, 2009.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Jan. 31, 2010:

	Fair value at Jan. 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Equity Securities
Common Stocks(a)
Aerospace & Defense	$—	$8,067,272	$—	$8,067,272
Air Freight & Logistics	—	2,010,694	—	2,010,694
Auto Components	—	4,181,476	—	4,181,476
Automobiles	—	5,429,559	—	5,429,559
Beverages	1,051,240	5,829,426	—	6,880,666
Biotechnology	1,639,564	895,673	—	2,535,237
Building Products	—	2,366,408	—	2,366,408
Capital Markets	—	12,251,073	—	12,251,073
Chemicals	1,210,654	11,630,906	—	12,841,560
Commercial Banks	861,578	18,687,948	—	19,549,526
Commercial Services & Supplies	504,062	6,124,100	—	6,628,162
Communications Equipment	—	309,451	—	309,451
Computers & Peripherals	—	5,553,240	—	5,553,240
Construction & Engineering	—	8,273,896	—	8,273,896
Construction Materials	—	3,367,647	—	3,367,647
Consumer Finance	—	856,982	—	856,982
Diversified Consumer Services	1,013,200	2,262,329	—	3,275,529
Diversified Financial Services	—	7,944,420	—	7,944,420
Diversified Telecommunication Services	—	7,541,836	—	7,541,836
Electric Utilities	—	4,550,791	—	4,550,791
Electrical Equipment	—	8,897,358	—	8,897,358
Electronic Equipment, Instruments & Components	—	8,558,743	—	8,558,743
Energy Equipment & Services	5,685,938	3,381,316	—	9,067,254
Food & Staples Retailing	681,946	12,588,928	—	13,270,874
Food Products	—	16,611,330	—	16,611,330
Gas Utilities	—	1,736,507	—	1,736,507
Health Care Equipment & Supplies	—	4,122,317	—	4,122,317
Health Care Providers & Services	—	2,060,215	—	2,060,215
Hotels, Restaurants & Leisure	—	3,837,148	6,976	3,844,124
Household Durables	—	9,661,207	—	9,661,207
Household Products	—	1,406,119	—	1,406,119
Industrial Conglomerates	—	1,015,764	—	1,015,764
Insurance	—	7,440,352	—	7,440,352
Internet & Catalog Retail	—	1,260,538	—	1,260,538
Internet Software & Services	—	1,777,114	—	1,777,114
IT Services	—	580,176	—	580,176
Leisure Equipment & Products	—	362,104	—	362,104
Life Sciences Tools & Services	—	1,085,042	—	1,085,042
Machinery	110,238	12,144,011	—	12,254,249
Marine	—	1,636,154	—	1,636,154
Media	—	9,905,268	—	9,905,268
Metals & Mining	4,975,169	24,943,086	—	29,918,255
Multiline Retail	—	4,654,782	—	4,654,782
Multi—Utilities	554,356	3,000,170	—	3,554,526
Office Electronics	—	1,193,469	—	1,193,469
Oil, Gas & Consumable Fuels	7,561,316	6,441,717	—	14,003,033
Paper & Forest Products	1,373,947	2,945,112	—	4,319,059
Personal Products	—	1,388,414	—	1,388,414
Pharmaceuticals	—	25,612,585	—	25,612,585
Professional Services	—	6,964,720	—	6,964,720
Real Estate Investment Trusts (REITs)	—	8,604,143	—	8,604,143
Real Estate Management & Development	165,140	1,129,117	—	1,294,257
Road & Rail	—	3,826,125	—	3,826,125
Semiconductors & Semiconductor Equipment	—	4,805,758	—	4,805,758
Software	—	2,733,533	—	2,733,533
Specialty Retail	—	5,377,912	—	5,377,912
Textiles, Apparel & Luxury Goods	787,140	4,135,979	—	4,923,119
Thrifts & Mortgage Finance	—	910,364	—	910,364
Tobacco	—	6,553,571	—	6,553,571
Trading Companies & Distributors	—	8,123,463	—	8,123,463
Transportation Infrastructure	1,273,184	8,494,224	—	9,767,408
Wireless Telecommunication Services	—	2,338,417	—	2,338,417
All Other Industries(b)	1,000,548	—	—	1,000,548
Other(a)
Food Products	—	15,419	—	15,419

Total Equity Securities	30,449,220	362,394,918	6,976	392,851,114

Other
Affiliated Money Market Fund (c)	4,270,867	—	—	4,270,867
Investments of Cash Collateral Received for Securities on Loan (d)	33,056,878	—	—	33,056,878

Total Other	37,327,745	—	—	37,327,745

Investments in Securities	67,776,965	362,394,918	6,976	430,178,859
Other Financial Instruments (e)	—	(15,830)	—	(15,830)

Total	$67,776,965	$362,379,088	$6,976	$430,163,029

(a)	Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading. Therefore, these investment securities were classified as Level 2 instead of Level 1.

(b)	Industry classifications are identified in the Portfolio of Investments.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at Jan. 31, 2010.

(d)	Asset categories for Investments of Cash Collateral are identified in the Portfolio of Investments.

(e)	Other Financial Instruments are derivative instruments, which are valued at the unrealized appreciation (depreciation) on the instrument. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.
The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Common Stocks

Balance as of Oct. 31, 2009	$6,988
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)*	(12)
Net purchases (sales)	—
Transfers in and/or out of Level 3	—

Balance as of Jan. 31, 2010	$6,976

*	Change in unrealized appreciation (depreciation) relating to securities held at Jan. 31, 2010 was $2,730.

Portfolio of Investments
RiverSource Partners International Select Value Fund
Jan. 31, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (95.9%)(c)

Issuer	Shares		Value(a)
Australia (4.3%)
Alumina	688,443	(b,d)	$941,859
Australia & New Zealand Banking Group	349,700	(d)	6,689,602
BHP Billiton	48,000	(d)	1,668,036
Commonwealth Property Office Fund	3,458,808	(d)	2,770,040
David Jones	179,234	(d)	749,430
Lend Lease Group X	194,260	(d)	1,602,431
Macquarie Atlas Roads Group	456,606	(b)	371,474
Macquarie Group	82,700	(d)	3,638,127
Macquarie Infrastructure Group	1,812,328		1,938,660
Natl Australia Bank	279,221	(d)	6,485,327
Newcrest Mining	98,502		2,731,853
Telstra	448,600		1,322,872
Transfield Services	452,539	(d)	1,423,783

Total			32,333,494

Belgium (0.5%)
Belgacom	104,064	(d)	3,786,771

Bermuda (0.4%)
Axis Capital Holdings	112,877		3,250,858

Brazil (1.2%)
Banco do Brasil	135,500		2,009,792
Eletrobras ADR	159,459	(d)	2,906,938
Empresa Brasileira de Aeronautica	261,513		1,379,000
Usinas Siderurgicas de Minas Gerais Series A	94,450		2,472,800

Total			8,768,530

Canada (4.8%)
Barrick Gold	184,234		6,415,028
Bombardier Series B	432,100	(d)	2,037,026
Ivanhoe Mines	97,898	(b,d)	1,349,034
Kinross Gold	267,420		4,348,249
Magna Intl Cl A	52,651		2,899,491
Morguard	77,500		963,404
Natl Bank of Canada	42,200		2,230,588
Nexen	166,481		3,652,593
Nexen	228,721		5,008,286
Northern Property	75,900		1,622,219
Pason Systems	69,700		749,743
Suncor Energy	166,988		5,273,141

Total			36,548,802

Denmark (0.7%)
Carlsberg Series B	25,198		1,879,580
Danske Bank	149,500	(b)	3,551,561

Total			5,431,141

Issuer	Shares		Value(a)
Finland (1.5%)
Nokia	511,700	(d)	7,020,580
Nokia ADR	303,392	(d)	4,153,436

Total			11,174,016

France (12.5%)
Alcatel-Lucent	1,097,655	(b,d)	3,696,549
AREVA	3,963	(d)	1,817,641
BNP Paribas	117,622		8,401,341
Boiron	32,700		1,390,943
Bouygues	37,500		1,845,892
Carbone Lorraine	77,979	(d)	2,668,752
Carrefour	80,055		3,905,264
Casino Guichard Perrachon	17,900	(d)	1,468,500
Compagnie de Saint-Gobain	46,700	(d)	2,230,559
Credit Agricole	271,498	(d)	4,255,345
Electricite de France	80,500		4,326,521
Euler Hermes	10,754	(d)	870,721
Fimalac	14,326	(d)	760,738
France Telecom	294,900		6,760,241
Ipsos	44,310	(d)	1,391,262
Lagardere	117,900	(d)	4,567,717
Latecoere	59,746	(b,d)	447,259
Neopost	34,994	(d)	2,784,285
Nexans	11,350	(d)	907,360
Sanofi-Aventis	207,082	(d)	15,310,344
Société Générale	133,740	(d)	7,736,704
Thales	89,205	(d)	4,042,176
Unibail-Rodamco	28,700	(d)	6,217,877
Vivendi	267,760		6,960,373

Total			94,764,364

Germany (9.1%)
Allianz	77,400		8,566,798
BASF	82,600		4,675,043
Bayer	95,100		6,507,694
Bilfinger Berger	43,085		3,113,217
BMW	60,400		2,579,192
Celesio	74,400	(d)	2,164,028
Deutsche Bank	122,200	(d)	7,454,111
Deutsche Post	220,490		3,839,618
Deutsche Telekom	181,300		2,359,126
E.ON	226,500		8,328,025
ElringKlinger	34,776	(d)	765,163
Fielmann	14,929	(d)	1,185,253
GFK	37,433	(d)	1,371,759
Metro	60,400	(d)	3,316,771
MTU Aero Engines Holding	22,147		1,149,413
Munich Re Group	11,900	(d)	1,790,800
Rational	5,887		956,779
Siemens	45,035	(d)	4,007,051
Symrise	125,250	(d)	2,779,174
Wincor Nixdorf	36,095	(d)	2,448,533

Total			69,357,548

Hong Kong (0.8%)
AMVIG Holdings	3,106,000		1,274,147

Issuer	Shares		Value(a)
Arts Optical Intl Holdings	1,858,000		789,762
ASM Pacific Technology	145,200		1,197,529
Esprit Holdings	92,800		653,750
Fong’s Inds	2,768,000	(b)	1,090,272
Pacific Basin Shipping	1,125,000		826,865

Total			5,832,325

Ireland (0.2%)
Glanbia	180,566		663,094
United Drug	168,434		513,179

Total			1,176,273

Israel (0.3%)
Israel Chemicals	172,800		2,244,234

Italy (3.7%)
Eni	261,500		6,076,730
ERG	136,743		1,844,052
Telecom Italia	7,977,455		9,265,126
Telecom Italia	3,749,600		5,605,492
UniCredit	1,804,925		4,976,556

Total			27,767,956

Japan (21.3%)
AEON	158,900	(d)	1,577,637
Ariake Japan	84,500		1,257,291
Coca-Cola West	323,000	(d)	5,388,767
Dai Nippon Printing	443,000		6,075,050
East Japan Railway	41,900		2,813,233
Elpida Memory	134,100	(b)	2,367,322
FCC	98,800		1,951,926
FUJIFILM Holdings	122,400		3,920,522
Hogy Medical	32,000		1,557,523
Horiba	70,300		1,692,825
ITOCHU	296,000		2,310,868
JFE Holdings	100,500		3,494,645
JS Group	169,700		2,995,215
Kao	82,600		1,992,924
KDDI	848		4,470,274
Mabuchi Motor	107,400	(d)	5,872,682
Mitsubishi	240,600		5,818,325
Mitsubishi Gas Chemical	376,000		1,989,642
Mitsubishi UFJ Financial Group	421,600		2,169,704
Mitsui Fudosan	262,000	(d)	4,406,611
Mitsui Sumitomo Insurance Group Holdings	150,600	(d)	3,769,789
MIURA	31,800	(d)	817,031
Murata Mfg	58,700		3,220,590
NAMCO BANDAI Holdings	179,800	(d)	1,790,014
Nifco	59,100	(d)	1,285,981
Nintendo	10,500	(d)	2,927,586
Nippon Telegraph & Telephone	145,500		6,123,568
Nippon Telegraph & Telephone ADR	264,298	(d)	5,576,688
Nissan Motor	1,054,200	(b,d)	8,569,878
ORIX	87,310	(d)	6,536,472
Rohm	59,500		4,009,383
Sega Sammy Holdings	244,300		2,765,575
Sekisui House	308,000		2,908,769
Seven & I Holdings	232,800		5,088,511

Issuer	Shares		Value(a)
Sharp	364,000	(d)	4,346,395
Shimano	21,800		894,970
Shiseido	246,100	(d)	5,040,504
Sony	62,400		2,081,258
Sumitomo Mitsui Financial Group	178,200	(d)	5,752,102
Sumitomo Realty & Development	181,000	(d)	3,207,482
Sumitomo Trust & Banking	442,000		2,448,874
Taiyo Ink Mfg	34,500	(d)	874,979
Tokyo Electric Power	211,000		5,684,264
Toshiba	989,000	(b,d)	5,404,031
Toyo Seikan Kaisha	111,300	(d)	1,568,985
Ushio	78,200	(d)	1,322,782
Wacoal Holdings	337,000	(d)	3,956,742

Total			162,096,189

Kazakhstan (0.3%)
KazMunaiGas Exploration GDR	85,350		2,155,138

Netherlands (5.8%)
Fugro	14,137		838,280
Koninklijke Ahold	379,320		4,765,780
Koninklijke BAM Groep	53,263		522,222
Koninklijke DSM	65,200	(d)	3,038,391
Koninklijke Vopak	52,446	(b,d)	3,927,765
Qiagen	51,955	(b)	1,135,049
Randstad Holding	117,200	(b,d)	5,623,912
Royal Boskalis Westminster	49,962		1,753,789
Royal Dutch Shell ADR	101,720		5,429,814
Royal Dutch Shell Series A	501,652		13,927,791
Wolters Kluwer	140,142		2,924,758

Total			43,887,551

New Zealand (0.8%)
Auckland Intl Airport	672,554		885,908
Fisher & Paykel Healthcare	962,559		2,282,070
Sky City Entertainment Group	651,624		1,505,937
Telecom New Zealand	992,511	(d)	1,625,078

Total			6,298,993

Norway (0.3%)
Farstad Shipping	45,250	(d)	1,050,866
Statoil	71,300		1,600,755

Total			2,651,621

Russia (0.5%)
LUKOIL ADR	42,900	(b,d)	2,346,059
MMC Norilsk Nickel ADR	86,219	(b,d)	1,325,785

Total			3,671,844

Singapore (1.7%)
Ascendas Real Estate Investment Trust	784,000		1,068,409
CapitaMall Trust	2,076,099		2,481,446
Hyflux	476,000	(d)	1,113,288
Parkway Holdings	678,000	(b)	1,290,210
SembCorp Marine	328,000	(d)	766,870
SIA Engineering	622,000		1,474,118
Singapore Airport Terminal Services	797,000		1,399,553
SMRT	1,037,000		1,399,784

Issuer	Shares		Value(a)
StarHub	1,140,000		1,755,891

Total			12,749,569

South Africa (1.3%)
AngloGold Ashanti ADR	133,222		4,754,693
Gold Fields	291,599		3,351,685
Impala Platinum Holdings	72,482		1,858,718

Total			9,965,096

South Korea (2.4%)
Hynix Semiconductor	63,100	(b)	1,226,257
KB Financial Group	58,087	(b)	2,504,145
Korea Electric Power ADR	231,330		3,759,113
Samsung Electronics	6,700		4,503,159
SK Telecom ADR	354,119		6,136,882

Total			18,129,556

Spain (2.2%)
Banco Santander	733,193	(d)	10,469,176
Prosegur Compania de Seguridad	41,023		1,857,521
Telefonica	188,700		4,519,756

Total			16,846,453

Switzerland (2.7%)
Adecco	86,200	(d)	4,645,404
Novartis	148,650	(d)	7,956,491
UBS	179,458	(b)	2,334,749
Xstrata	342,070	(b)	5,549,854

Total			20,486,498

Taiwan (0.3%)
AU Optronics	2,195,960		2,412,163

Turkey (0.3%)
Turkiye Garanti Bankasi	520,900		2,185,942

United Kingdom (16.0%)
AstraZeneca	232,849		10,806,664
Aviva	421,018		2,578,093
BAE Systems	440,500		2,470,191
Barclays	979,500		4,185,868
Bodycote	358,323		994,793
BP	1,326,700		12,376,615
BP ADR	87,948	(d)	4,935,642
BT Group	534,570		1,166,483
Chloride Group	1,149,265		3,342,405
Cobham	210,198		777,662
Croda Intl	86,865		1,034,823
De La Rue	67,603		1,043,922
Drax Group	36,083		236,046
GlaxoSmithKline	593,707		11,553,314
Greene King	113,940		806,464
Halma	287,282		1,067,155
Laird	275,135		542,557
Marks & Spencer Group	303,100		1,677,916
Old Mutual	1,539,900	(b)	2,538,464
Rexam	902,324		4,295,693
Rio Tinto	66,800		3,257,102

Issuer	Shares		Value(a)
Rolls-Royce Group	506,200	(b)	3,856,515
Rotork	169,968		3,423,362
Serco Group	135,251		1,074,957
Spectris	100,896		1,225,582
Spirax-Sarco Engineering	41,332		824,913
Thomas Cook Group	555,500		2,005,497
TT electronics	487,415	(b)	675,977
TUI Travel	629,700		2,597,187
Ultra Electronics Holdings	57,390		1,160,706
United Utilities Group ADR	311,953		2,660,285
Victrex	95,020		1,231,021
Vodafone Group	7,562,024		16,153,554
Weir Group	294,960		3,629,376
Wolseley	217,900	(b)	4,793,393
WPP Group	495,000		4,567,037

Total			121,567,234

Total Common Stocks (Cost: $730,324,753)			$727,540,159

Other (—%)(c)

Issuer	Shares		Value(a)
Italy (—%)
UniCredit SpA
Rights	20	(b)	$2

New Zealand (—%)
Auckland Intl Airport
Rights	42,034	(b)	6,722

Total Other (Cost: $—)			$6,724

Money Market Fund (1.1%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.16%	8,102,923	(e)	$8,102,923

Total Money Market Fund (Cost: $8,102,923)			$8,102,923

Investments of Cash Collateral Received for Securities on Loan (22.9%)

Issuer	Effective yield	Amount payable at maturity	Value(a)
Asset-Backed Commercial Paper (4.5%)
Antalis US Funding
02-05-10	0.19%	$2,999,889	$2,999,889
02-22-10	0.21	4,999,212	4,999,212
Arabella Finance LLC
02-18-10	0.56	4,998,917	4,998,917
Cancara Asset Securitisation LLC
02-12-10	0.27	9,993,400	9,993,400
Hannover Funding Company LLC
02-03-10	0.45	4,999,562	4,999,562
Rhein-Main Securitisation
02-16-10	0.35	999,106	999,106
03-15-10	0.30	4,996,292	4,996,292

Total			33,986,378

Issuer	Effective yield	Amount payable at maturity	Value(a)
Certificates of Deposit (12.7%)
Banco Bilbao Viz Argentaria, London
03-01-10	0.26	2,001,015	2,001,015
Banco Espirito Santo e Commerciale
02-04-10	0.25	6,000,000	6,000,000
Banco Popular Espanol
03-29-10	0.37	2,498,485	2,498,485
Banco Santander Central Hispano
02-10-10	0.29	3,000,000	3,000,000
04-06-10	0.30	6,000,000	6,000,000
Bank of Tokyo Securities
03-23-10	0.29	5,000,000	5,000,000
Barclays Bank
02-16-10	0.36	2,000,000	2,000,000
BNP Paribas
03-05-10	0.25	3,000,000	3,000,000
Caixa Geral de Deposit
03-15-10	0.30	5,000,000	5,000,000
Clydesdale Bank
02-08-10	0.30	5,000,000	5,000,000
Dexia Bank
02-11-10	0.40	4,998,278	4,998,278
Hong Kong Shanghai Bank
02-08-10	0.25	6,000,000	6,000,000
Lloyds Bank London
02-01-10	0.14	8,695,143	8,695,143
Norinchukin Bank
02-17-10	0.31	5,000,000	5,000,000
NyKredit Bank
03-29-10	0.43	2,000,000	2,000,000
Pohjola Bank
03-15-10	0.39	4,995,076	4,995,076
Raiffeisen Zentralbank Oesterreich
02-04-10	0.23	7,000,000	7,000,000
Sumitomo Mitsui Banking
02-19-10	0.31	6,000,000	6,000,000
02-22-10	0.31	4,000,000	4,000,000
Ulster Bank Ireland Limited, Dublin
02-02-10	0.22	5,000,000	5,000,000
Unicredit Bk
02-01-10	0.43	4,000,000	4,000,000

Total			97,187,997

Commercial Paper (0.7%)
Citigroup Funding 03-05-10	0.19	4,999,076	4,999,076

Repurchase Agreements (5.0%)(f)
Citigroup Global Markets dated 01-29-10, matures 02-01-10 repurchase price $729,406	0.10	729,400	729,400
Goldman Sachs dated 01-28-10, matures 03-01-10 repurchase price $10,001,981	0.23	10,000,000	10,000,000
Goldman Sachs dated 01-29-10, matures 02-01-10 repurchase price $20,000,300	0.18	20,000,000	20,000,000
Morgan Stanley dated 01-21-10, matures 03-01-10 repurchase price $7,001,989	0.33	7,000,000	7,000,000

Total			37,729,400

Issuer	Effective yield	Amount payable at maturity	Value(a)
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $173,902,851)			$173,902,851

Total Investments in Securities (Cost: $912,330,527)(g)			$909,552,657

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Summary of Investments in Securities by Industry
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of net assets at Jan. 31, 2010:

	Percentage of net
Industry	assets	Value(a)
Aerospace & Defense	2.3%	$17,319,948
Air Freight & Logistics	0.5	3,839,618
Auto Components	0.7	5,616,580
Automobiles	1.5	11,149,070
Beverages	1.0	7,268,347
Building Products	0.7	5,225,774
Capital Markets	1.8	13,426,987
Chemicals	2.5	19,153,288
Commercial Banks	9.9	76,052,629
Commercial Services & Supplies	1.5	11,475,233
Communications Equipment	2.0	14,870,565
Computers & Peripherals	1.0	7,852,564
Construction & Engineering	1.0	7,235,120
Consumer Finance	0.9	6,536,472
Containers & Packaging	0.9	7,138,825
Diversified Financial Services	0.1	760,738
Diversified Telecommunication Services	6.3	48,111,201
Electric Utilities	3.3	25,004,861
Electrical Equipment	1.3	10,058,940
Electronic Equipment, Instruments & Components	3.2	24,053,415
Energy Equipment & Services	0.3	2,638,889
Food & Staples Retailing	2.7	20,122,463
Food Products	0.3	1,920,385
Health Care Equipment & Supplies	0.5	3,839,593
Health Care Providers & Services	0.5	3,967,417
Hotels, Restaurants & Leisure	0.9	6,915,085
Household Durables	1.4	10,293,201
Household Products	0.3	1,992,924
Independent Power Producers & Energy Traders	—	236,046
Industrial Conglomerates	0.5	4,007,051
Insurance	3.1	23,365,523
Leisure Equipment & Products	0.7	5,450,559
Life Sciences Tools & Services	0.1	1,135,049
Machinery	1.1	8,123,255
Marine	0.1	826,865
Media	2.7	20,411,147
Metals & Mining	5.7	43,519,341
Multiline Retail	0.3	2,427,346
Multi-Utilities	0.4	2,660,285
Office Electronics	0.4	2,784,285
Oil, Gas & Consumable Fuels	8.5	64,626,616
Personal Products	0.7	5,040,504
Pharmaceuticals	7.1	53,525,450
Professional Services	1.5	11,641,075
Real Estate Investment Trusts (REITs)	2.0	15,123,395
Real Estate Management & Development	1.2	9,216,524
Road & Rail	0.6	4,213,017
Semiconductors & Semiconductor Equipment	1.8	13,303,650
Software	0.4	2,927,586
Specialty Retail	0.2	1,839,003
Textiles, Apparel & Luxury Goods	0.6	4,746,504
Trading Companies & Distributors	1.7	12,922,586
Transportation Infrastructure	1.3	10,004,200
Water Utilities	0.1	1,113,288
Wireless Telecommunication Services	3.8	28,516,601
Other(1)	24.0	182,005,774

Total		$909,552,657

(1)	Cash & Cash Equivalents.
Investments in Derivatives
At Jan. 31, 2010, $525,768 was held in a margin deposit account as collateral to cover initial margin requirements on open stock index futures contracts.
Futures Contracts Outstanding at Jan. 31, 2010

	Number of			Unrealized
	contracts	Notional	Expiration	appreciation
Contract description	long (short)	market value	date	(depreciation)

Dow Jones EURO STOXX 50 Index	168	$6,458,269	March 2010	$(82,714)
Forward Foreign Currency Contracts Open at Jan. 31, 2010

			Unrealized	Unrealized
Exchange date	Currency to be delivered	Currency to be received	appreciation	depreciation

Feb. 01, 2010	109,673 U.S. Dollar	153,817 Singapore Dollar	$—	$(265)

Feb. 02, 2010	38,318 U.S. Dollar	3,445,889 Japanese Yen	—	(140)

Feb. 02, 2010	137,139 U.S. Dollar	192,131 Singapore Dollar	—	(479)

Feb. 03, 2010	126,117 U.S. Dollar	177,005 Singapore Dollar	—	(215)

Feb. 17, 2010	15,607,000 Canadian Dollar	14,654,873 U.S. Dollar	58,339	—

Feb. 17, 2010	36,071,000 European Monetary Unit	53,838,345 U.S. Dollar	3,832,107	—

Feb. 17, 2010	1,864,075,000 Japanese Yen	20,583,413 U.S. Dollar	—	(69,244)

Feb. 17, 2010	5,877,000 Swiss Franc	5,749,592 U.S. Dollar	207,801	—

Feb. 17, 2010	40,495,471 U.S. Dollar	44,960,000 Australian Dollar	—	(792,145)

Feb. 17, 2010	23,172,456 U.S. Dollar	161,899,000 Swedish Krona	—	(1,256,862)

Feb. 17, 2010	22,698,140 U.S. Dollar	31,696,000 New Zealand Dollar	—	(484,865)

Feb. 17, 2010	22,146,438 U.S. Dollar	126,310,000 Norwegian Krone	—	(830,321)

May 18, 2010	4,572,000 European Monetary Unit	6,546,418 U.S. Dollar	209,634	—

May. 18, 2010	231,241,000 Japanese Yen	2,533,703 U.S. Dollar	—	(29,373)

May. 18, 2010	2,260,822	16,029,000	—	(91,221)
	U.S. Dollar	Swedish Krona

Total			$4,307,881	$(3,555,130)

Notes to Portfolio of Investments

ADR — American Depository Receipt

GDR — Global Depository Receipt

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual Report dated Oct. 31, 2009.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars.

(d)	At Jan. 31, 2010, security was partially or fully on loan.

(e)	Affiliated Money Market Fund – The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at Jan. 31, 2010.

(f)	The table below represents securities received as collateral subject to repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. On a daily basis, the market value of securities held as collateral for repurchase agreements is monitored to ensure the existence of the proper level of collateral.
Citigroup Global Markets (0.10%)

Security description	Value (a)
US Treasury Note/Bond	$743,988

Total market value of collateral securities	$743,988
Goldman Sachs (0.23%)

Security description	Value (a)
Aust & New Zea	$1,466,158
Nestle Fin Intl LTD	9,033,842

Total market value of collateral securities	$10,500,000
Goldman Sachs (0.18%)

Security description	Value (a)
7-Eleven	$382,692
Alcon Capital Corp	415,685
American Honda Fin	122,136
Amsterdam Fdg	587,381
ANZ National Int’l Ltd/London	76,918
Aust & New Zea	393,331
BG Energy Finance	90,766
BNP Paribas Fin Inc	166,838
Chariot Fndg LLC	384,577
Ciesco LLC	109,096
Clipper Recievables Co	61,535
Conoco Phillips	201,189
Danaher Corporation	780,527
Danske	43,064
Disney Company	887,964
Electricite De France	15,382
ENI Coordination Cntr	538,415
FPL Fuels Inc	500,562
Franklin Resources	230,753
General Electric Capt Co	15,374
Govco LLC	307,083
Governor & Co	49,225
Hannover Fdg Co LLC	384,474
Her Majesty Rgt Cana	7,692
Honeywell International Inc	1,731,987
KFW	615,260
Kittyhawk Fndg	230,813
Liberty Funding LLC	423,534
Macquarie Bank Ltd	405,805
NetJets Inc	683,347
Nordea North Amer	153,815
Nstar Electric Company	505,919
NYSE Euronext Inc	1,033,952
Old Line Funding LLC	386,573
Paccar Financial	361,254
Philip Morris Intl Inc	715,090
Royal Bk of Scotland	72,378
Salisbury Rec Co LLC	1,546,535
Sheffield Receivables	537,899
Sigma Aldrich	98,439
Skandin Ens Banken AG	61,536
Straight-A Funding LLC	571,294
Sumitomo Mitsui Banking Corp/New York	1,362,362
Tasman Funding Inc	208,173
Toyota Mortor Credit	1,538
Tulip Fdng Corp	321,843
Unilever Capital Corporation	688,846
Victory Receivables	638,327
Wal-Mart Stores Inc	497,117
Westpac Banking Corp/NY	49,280
Windmill Fdg	230,614
Working Cap Man Co	113,811

Total market value of collateral securities	$21,000,000

Morgan Stanley (0.33%)

Security description	Value (a)
Abbot Laboratories	$939,947
Banque Et Caisse	944,517
Erasmus Capital Corp	1,956,460
Fcar Owner Trust	290,208
Nestle Cap Corp	372,130
Pacific Life Insurance Corp	518,488
Solitaire Funding	842,055
Tempo Finance LTD	1,092,743
TSL Inc	400,134

Total market value of collateral securities	$7,356,682

(g)	At Jan. 31, 2010, the cost of securities for federal income tax purposes was approximately $912,331,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$82,434,000
Unrealized depreciation	(85,212,000)

Net unrealized depreciation	$(2,778,000)

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements – Valuation of securities in the most recent Annual Report dated Oct. 31, 2009.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Jan. 31, 2010:

	Fair value at Jan. 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total
Equity Securities
Common Stocks(a)
Aerospace & Defense	$2,037,025	$15,282,923	$—	$17,319,948
Air Freight & Logistics	—	3,839,618	—	3,839,618
Auto Components	2,899,491	2,717,089	—	5,616,580
Automobiles	—	11,149,070	—	11,149,070
Beverages	—	7,268,347	—	7,268,347
Building Products	—	5,225,774	—	5,225,774
Capital Markets	2,334,749	11,092,238	—	13,426,987
Chemicals	—	19,153,288	—	19,153,288
Commercial Banks	2,230,589	73,822,038	—	76,052,627
Commercial Services & Supplies	—	11,475,233	—	11,475,233
Communications Equipment	4,153,436	10,717,129	—	14,870,565
Computers & Peripherals	—	7,852,564	—	7,852,564
Construction & Engineering	—	7,235,120	—	7,235,120
Consumer Finance	—	6,536,472	—	6,536,472
Containers & Packaging	—	7,138,825	—	7,138,825
Diversified Financial Services	—	760,738	—	760,738
Diversified Telecommunication Services	5,576,688	42,534,513	—	48,111,201
Electric Utilities	6,666,050	18,338,811	—	25,004,861
Electrical Equipment	—	10,058,940	—	10,058,940
Electronic Equipment, Instruments & Components	—	24,053,415	—	24,053,415
Energy Equipment & Services	749,743	1,889,146	—	2,638,889
Food & Staples Retailing	—	20,122,463	—	20,122,463
Food Products	—	1,920,385	—	1,920,385
Health Care Equipment & Supplies	—	3,839,593	—	3,839,593
Health Care Providers & Services	—	3,967,417	—	3,967,417
Hotels, Restaurants & Leisure	—	6,915,085	—	6,915,085
Household Durables	—	10,293,201	—	10,293,201
Household Products	—	1,992,924	—	1,992,924
Independent Power Producers & Energy Traders	—	236,046	—	236,046
Industrial Conglomerates	—	4,007,051	—	4,007,051
Insurance	3,250,857	20,114,666	—	23,365,523
Leisure Equipment & Products	—	5,450,559	—	5,450,559
Life Sciences Tools & Services	—	1,135,049	—	1,135,049
Machinery	—	8,123,255	—	8,123,255
Marine	—	826,865	—	826,865
Media	—	20,411,147	—	20,411,147
Metals & Mining	16,867,005	26,652,336	—	43,519,341
Multiline Retail	—	2,427,346	—	2,427,346
Multi-Utilities	—	2,660,285	—	2,660,285
Office Electronics	—	2,784,285	—	2,784,285
Oil, Gas & Consumable Fuels	24,299,476	40,327,140	—	64,626,616
Personal Products	—	5,040,504	—	5,040,504
Pharmaceuticals	—	53,525,450	—	53,525,450
Professional Services	—	11,641,075	—	11,641,075
Real Estate Investment Trusts (REITs)	2,585,623	12,537,772	—	15,123,395
Real Estate Management & Development	—	9,216,524	—	9,216,524
Road & Rail	—	4,213,017	—	4,213,017
Semiconductors & Semiconductor Equipment	—	13,303,650	—	13,303,650
Software	—	2,927,586	—	2,927,586
Specialty Retail	—	1,839,003	—	1,839,003
Textiles, Apparel & Luxury Goods	—	4,746,504	—	4,746,504
Trading Companies & Distributors	—	12,922,586	—	12,922,586
Transportation Infrastructure	—	9,997,478	—	9,997,478
Water Utilities	—	1,113,288	—	1,113,288
Wireless Telecommunication Services	6,136,882	22,379,719	—	28,516,601
Other (a)
Commercial Banks	—	2	—	2
Transportation Infrastructure	—	6,722	—	6,722

Total Equity Securities	79,787,614	647,759,269	—	727,546,883

Other
Affiliated Money Market Fund (b)	8,102,923	—	—	8,102,923
Investments of Cash Collateral Received for Securities on Loan (c)	—	173,902,851	—	173,902,851

Total Other	8,102,923	173,902,851	—	182,005,774

Investments in Securities	87,890,537	821,662,120	—	909,552,657
Other Financial Instruments (d)	(82,714)	752,751	—	670,037

Total	$87,807,823	$822,414,871	$—	$910,222,694

(a)	Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading. Therefore, these investment securities were classified as Level 2 instead of Level 1.

(b)	Money market fund that is a sweep investment for cash balances in the Fund at Jan. 31, 2010.

(c)	Asset categories for Investments of Cash Collateral are identified in the Portfolio of Investments.

(d)	Other Financial Instruments are derivative instruments, which are valued at the unrealized appreciation (depreciation) on the instrument. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.

Portfolio of Investments
RiverSource Partners International Small Cap Fund
Jan. 31, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (98.4%)(c)

Issuer	Shares		Value(a)
Australia (4.0%)
Ardent Leisure Group	77,503	(g)	$110,128
Australian Stock Exchange	4,900	(g)	147,287
AWB	85,400	(b,g)	79,763
Billabong Intl	14,000	(g)	129,257
Bradken	18,256	(g)	96,474
Challenger Financial Services Group	48,492		173,589
Cochlear	1,800		99,050
Goodman Fielder	700		963
Hastie Group	25,600	(g)	41,543
ING Industrial Fund Unit	261,189		103,029
Kagara	90,000	(b,g)	72,502
Kingsgate Consolidated	19,900	(g)	162,114
MacArthur Coal	13,809		114,493
Macmahon Holdings	125,900	(g)	63,450
Mount Gibson Iron	63,132	(b)	77,348
NRW Holdings	132,860		207,413
OceanaGold	36,700	(b)	60,178
PanAust	163,700	(b)	67,452
Perpetual	5,000	(g)	153,788
SAI Global	19,100		65,469
Seek	5,000	(g)	28,454
Sigma Pharmaceuticals	173,334	(g)	142,640
South Australian Coal	8,129	(b)	690
Straits Resources	48,008	(g)	59,897
UGL	15,000	(g)	171,337

Total			2,428,308

Austria (0.5%)
Andritz	3,357		187,466
Osterreichische Post	4,382		118,632

Total			306,098

Belgium (1.4%)
Cie d’Entreprises CFE	2,341		112,907
Deceuninck	8,300	(b)	17,062
Eurofins Scientific	2,200		108,100
Mobistar	1,700		106,936
Nyrstar	6,507	(b)	90,172
Omega Pharma	4,910		237,180
Telenet Group Holding	5,600	(b)	161,088

Total			833,445

Bermuda (0.2%)
Signet Jewelers	3,746	(b)	100,188

Brazil (2.8%)

Issuer	Shares		Value(a)
Confab Industrial	58,400		152,281
GOL Linhas Aereas Inteligentes ADR	13,500	(g)	164,700
Localiza Rent A Car	35,000		364,687
Minerva	26,300	(b)	95,649
Natura Cosmeticos	14,000		250,811
Porto Seguro	6,100		61,048
Suzano Papel e Celulose	43,000		460,983
Vivo Participacoes	6,300		177,877

Total			1,728,036

Cambodia (—%)
NagaCorp	136,700		14,365

Canada (5.5%)
Ag Growth Intl	500		17,225
Alimentation Couche-Tard	7,800		146,939
Baytex Energy Services Trust Unit	3,300		94,145
Black Diamond Group	200		3,257
Boardwalk Real Estate Investment Trust	3,600		125,938
Calfrac Well Services	5,900		125,991
Capstone Mining	48,300	(b)	117,463
CCL Inds Cl B	7,800		183,199
Corus Entertainment Series B	8,600		149,621
Cott	15,600	(b)	126,510
Eldorado Gold	24,049	(b)	285,681
First Quantum Minerals	2,200	(g)	159,582
Gammon Gold	8,800	(b)	75,892
Guyana Goldfields	9,000	(b)	53,793
Home Capital Group	5,600		204,808
Horizon North Logistics	15,200	(b)	22,179
IAMGOLD	7,400		97,527
Ivanhoe Mines	5,700	(b)	79,867
Ivanhoe Mines	5,000	(b)	68,900
Linamar	6,300		79,906
Methanex	4,700		105,070
Northgate Minerals	35,100	(b)	88,645
Pacific Rubiales Energy	6,900	(b)	92,164
Pan Orient Energy	11,200	(b)	68,618
Quebecor Cl B	3,100		83,133
Ritchie Bros Auctioneers	3,000	(g)	63,060
ShawCor Cl A	11,934		315,456
Tesco	2,200	(b)	28,754
Uranium One	20,500	(b)	63,469
Western Coal	28,300	(b)	89,472
WestJet Airlines	10,200	(b)	121,740

Total			3,338,004

Chile (0.4%)
SQM ADR	6,011	(g)	218,680

China (2.9%)
BaWang Intl Group Holding	163,900	(b,g)	94,207
Beijing Capital Land Series H	188,000		65,036
China Communications Services Cl H	177,000		89,466
China Yurun Food Group	72,000		201,759
Dongfeng Motor Group	50,000		64,968

Issuer	Shares		Value(a)
Intime Department Store Group	225,000		192,187
Jiangsu Expressway Series H	224,000	(g)	199,381
Mindray Medical Intl ADR	5,100	(g)	177,837
New Oriental Education & Technology Group ADR	2,700	(b,g)	183,600
Renhe Commercial Holdings	378,700		80,480
Shandong Weigao Group Medical Polymer	40,000		145,756
Sichuan Expressway Series H	222,000		120,028
Sino-Ocean Land Holdings	112,000		90,533
VisionChina Media ADR	6,700	(b)	58,223

Total			1,763,461

Czech Republic (0.3%)
Komercni Banka	770		154,566

Denmark (1.3%)
GN Store Nord	14,479	(b)	88,260
H Lundbeck	9,400		175,504
Novozymes Series B	2,204		225,720
Royal Unibrew	3,378	(b)	85,881
Sydbank	3,510	(b)	90,527
TrygVesta	2,200		134,083

Total			799,975

Egypt (0.3%)
Al EZZ Steel Rebars	27,714		92,518
PACHIN	19		143
Telecom Egypt	28,386		94,572

Total			187,233

Finland (1.2%)
Huhtamaki	12,270		164,464
Poyry	12,503		196,920
Ramirent	13,500	(b)	134,610
Stockmann Series B	8,388		253,367

Total			749,361

France (3.6%)
Carbone Lorraine	3,700		126,629
Derichebourg	15,400		68,799
Eutelsat Communications	4,050		130,701
Hi-Media	6,900	(b)	54,666
Michelin Series B	683		52,883
Neopost	3,000	(g)	238,694
Nexans	1,576		125,991
Norbert Dentressangle	1,085		69,125
Pierre & Vacances	1,900	(g)	133,895
Publicis Groupe	3,000		123,397
Rallye	3,698		130,147
Rhodia	9,219	(b)	163,625
Rubis	1,200		99,534
Saft Groupe	2,300		98,614
SEB	2,500		162,306
Societe BIC	1,328		94,429
Technip	2,017		137,864
Zodiac	3,800	(g)	159,742

Total			2,171,041

Issuer	Shares		Value(a)
Germany (4.6%)
Adidas	2,700	(g)	137,412
ADVA Optical Networking	12,900	(b)	44,690
CTS Eventim	4,858		227,194
Deutsche Beteiligungs	2,400		59,503
Dialog Semiconductor	3,500	(b)	48,898
ElringKlinger	5,200		114,414
Fresenius Medical Care & Co	3,000		152,018
GERRY WEBER Intl	6,250		198,563
Hannover Rueckversicherung	4,271	(b)	196,992
Infineon Technologies	60,232	(b,g)	332,828
Kloeckner & Co	4,501	(b)	106,660
MTU Aero Engines Holding	3,600		186,837
Rational	845		137,333
Rhon-Klinikum	6,161		150,834
Suedzucker	4,252		98,699
Takkt	4,700		57,064
Tognum	6,100		106,407
Vossloh	1,700		173,851
Wincor Nixdorf	2,300	(g)	156,022
Wirecard	8,300		105,371

Total			2,791,590

Greece (0.5%)
Diana Shipping	6,600	(b)	87,516
Intralot-Integrated Lottery Systems & Services	26,800		117,562
JUMBO	7,092		74,445

Total			279,523

Hong Kong (2.9%)
China Green Holdings	203,900	(g)	243,395
Comba Telecom Systems Holdings	74,800		80,979
Geely Automobile Holdings	200,000		88,133
Great Eagle Holdings	66,000		160,717
Hong Kong Exchanges and Clearing	18,000		303,529
Johnson Electric Holdings	262,000	(b)	123,856
Lifestyle Intl Holdings	154,800		255,652
Midland Holdings	158,000		132,012
Noble Group	53,000	(g)	107,721
Peace Mark Holdings	92,000	(b,d,e,f)	—
REXCAPITAL Financial Holdings	1,700,000		202,682
Wasion Group Holdings	109,500		75,526

Total			1,774,202

India (3.0%)
Allahabad Bank	26,154		79,979
Apollo Tyres	103,842		117,896
Asian Paints	7,000		280,692
Educomp Solutions	6,600		100,076
Emco	44,300		91,994
Housing Development Finance	3,250		167,252
India Infoline	23,997		61,070
Jain Irrigation Systems	12,947		202,474
Mahindra & Mahindra	6,800		149,083
Mundra Port and Special Economic Zone	11,300		145,655

Issuer	Shares		Value(a)
Patel Engineering	9,200		87,888
Shriram Transport Finance	15,400		163,336
Voltas	24,500		83,090
Yes Bank	18,240	(b)	98,096

Total			1,828,581

Indonesia (0.5%)
Perusahaan Gas Negara	525,000		210,373
Semen Gresik Persero	96,500		82,048

Total			292,421

Ireland (1.4%)
C&C Group	17,700		71,315
DCC	5,400		146,064
Irish Life & Permanent Group Holdings	20,319	(b)	86,505
Paddy Power	4,000		131,878
Smurfit Kappa Group	15,182	(b)	138,458
United Drug	84,100		256,233

Total			830,453

Israel (1.1%)
Bezeq Israeli Telecommunication	65,204		166,636
Cellcom Israel	3,500		111,541
Israel Chemicals	20,234		262,788
Israel Discount Bank Series A	69,022	(b)	155,317

Total			696,282

Italy (3.6%)
ACEA	4,583		49,045
Amplifon	37,697	(b)	175,032
Ansaldo STS	7,000		135,654
Brembo	17,838		118,675
Compagnie Industriali Riunite	78,100	(b)	181,868
Credito Emiliano	22,100	(b)	155,687
Danieli & Co	6,567		160,067
Enia	12,895		98,279
Esprinet	11,051		136,575
Impregilo	43,897	(g)	142,289
Indesit	12,845	(b)	157,966
Maire Tecnimont	31,900		107,836
Piaggio Group	32,054		87,364
Prysmian	9,413		170,813
Recordati	27,200		195,945
Terna — Rete Elettrica Nationale	38,000		153,248

Total			2,226,343

Japan (16.6%)
77 Bank	9,000		48,011
Aeon Credit Service	6,700		69,372
AEON Delight	11,200	(g)	148,230
AEON Mall	6,500		117,930
Aichi Steel	44,000		180,899
Ain Pharmaciez	4,500		113,725
Alpen	4,500		65,819
AS ONE	2,300		41,173
Asics	13,400		132,347

Issuer	Shares		Value(a)
Benesse Holdings	1,900		79,891
CAPCOM	6,100		101,038
Cawachi	7,400		145,059
Chugoku Marine Paints	16,000		106,827
Circle K Sunkus	4,700		60,785
COMSYS Holdings	10,000		99,249
Daiichikosho	16,000		197,630
Daimei Telecom Engineering	8,600		64,020
Daiseki	5,700	(g)	119,641
Doutor Nichires Holdings	5,500		69,439
eAccess	130	(g)	91,941
Edion	12,100	(g)	125,845
Ferrotec	5,500		63,587
Freebit	18		88,946
Fuji Seal Intl	2,800		56,598
Fujikura	14,000		75,042
Fukuoka REIT	21		116,295
Glory	7,100	(g)	156,025
Hamamatsu Photonics	4,000		95,412
Honeys	10,320		65,651
Ibiden	4,600		157,081
Icom	2,400		57,129
IT Holdings	4,700		52,784
Japan Airport Terminal	1,800		24,540
Jupiter Telecommunications	221		221,029
Juroku Bank	20,000		78,250
Kakaku.com	20		73,433
Kaken Pharmaceutical	11,000		93,031
Kamigumi	23,700		178,154
Kandenko	16,000		101,916
Kanematsu	103,000	(b)	80,964
Kansai Paint	46,200		374,120
Kenedix	170	(b)	52,112
Kintetsu World Express	5,200	(g)	133,271
Kinugawa Rubber Industrial	41,000		123,632
Kumagai Gumi	99,000	(b)	63,370
Kyowa Exeo	16,000	(g)	140,780
Maeda Road Construction	12,000		88,929
Makita	4,300		144,282
Maruetsu	22,000	(g)	93,611
Megane TOP	5,000	(g)	51,458
MEGMILK SNOW BRAND	5,300	(b)	76,511
Miraca Holdings	5,500		164,079
Mitsui Chemicals	38,000		101,604
MIURA	4,200	(g)	107,910
Morinaga Milk Industry	34,000	(g)	136,365
Moshi Moshi Hotline	5,400		96,023
Musashi Seimitsu Industry	1,800		39,681
Nakanishi	1,300		119,621
Nippon Accommodations Fund	26		140,091
Nippon Residential Investment	88		203,307
Nishimatsuya Chain	10,200	(g)	87,958
Nishi-Nippon City Bank	61,000		157,648
NS Solutions	5,100		78,413
Okinawa Electric Power	2,370		128,684
Olympus	3,450		103,378
ORIX JREIT	35		171,561

Issuer	Shares		Value(a)
Osaka Securities Exchange	30		166,556
Pacific Golf Group Intl Holdings	86		60,912
Pioneer	23,000	(b,g)	89,430
POINT	4,640		265,509
Prima Meat Packers	90,000		93,725
RISA Partners	209	(g)	124,502
Rohto Pharmaceutical	14,300		174,163
San-in Godo Bank	8,000		63,512
Seven Bank	79		164,772
Shinko Plantech	15,000		160,540
Shinsei Bank	89,000	(b)	110,692
Sohgo Security Services	6,400		73,821
So-net Entertainment	42		98,564
Start Today	41		77,413
Suruga Bank	12,500		110,278
Tamron	6,000		69,635
TBK	35,000	(b)	69,525
TOC	3,000		11,849
Topy Inds	26,000		43,381
Torishima Pump Mfg	4,700	(g)	104,610
Toyo Tanso	840	(g)	43,892
Tsumura & Co	2,400		75,943
Unicharm PetCare	2,200		73,312
United Arrows	16,600	(g)	157,399
Ushio	6,800		115,024
V Technology	19		128,491
Valor	18,000		143,799
Wacom	55	(g)	92,104
ZENRIN	5,300		60,821

Total			10,217,311

Luxembourg (0.2%)
SES FDR	5,300		116,235

Malaysia (0.2%)
IJM	86,086		115,922

Mexico (1.8%)
Coca-Cola Femsa ADR	1,900	(g)	117,629
Corporacion GEO Series B	74,800	(b)	198,251
Grupo Aeroportuario del Sureste ADR	4,880		235,802
Mexichem	141,270		303,646
Urbi Desarrollos Urbanos	105,000	(b)	219,021

Total			1,074,349

Netherlands (5.3%)
Aalberts Inds	12,641		183,828
Accell Group	2,500		117,293
Arcadis	7,900		174,851
ASM Intl	6,000	(b)	138,074
BinckBank	11,235		196,726
Core Laboratories	400		46,780
CSM	5,659		155,761
Dockwise	1,500	(b)	44,950
Fugro	5,149		305,320
Grontmij	718		17,676

Issuer	Shares		Value(a)
Imtech	20,623		557,078
Koninklijke Vopak	3,630	(b)	271,856
Qiagen	4,549	(b)	99,381
Smit Intl	2,350		201,254
SNS Reaal	18,619	(b)	109,110
Ten Cate	14,753		388,580
Unit 4 Agresso	9,700	(b)	229,953

Total			3,238,471

Netherlands Antilles (0.2%)
Orthofix Intl	3,800	(b)	114,494

Norway (0.8%)
Atea	17,200	(g)	144,484
Tandberg	4,500	(g)	126,445
TGS NOPEC Geophysical	11,600	(b)	221,449

Total			492,378

Peru (0.2%)
Hochschild Mining	21,900		94,109

Philippine Islands (0.4%)
Alliance Global Group	1,469,000	(b)	147,655
Robinsons Land	379,200		97,140

Total			244,795

Poland (0.6%)
Bank Zachodni	1,563	(b)	94,183
Getin Holding	31,657	(b)	98,271
KGHM Polska Miedz	5,431		178,402

Total			370,856

Portugal (0.3%)
Mota Engil	18,484		84,091
Redes Energeticas Nacionais	30,000		120,310

Total			204,401

Singapore (2.8%)
Ascendas Real Estate Investment Trust	148,200		201,962
CDL Hospitality Trusts	212,000		269,691
CH Offshore	261,700		121,040
Mapletree Logistics Trust	490,000		270,785
Olam Intl	244,600	(g)	412,718
SembCorp Marine	35,000		81,831
Singapore Exchange	50,000		282,086
Suntec REIT	109,000		100,359

Total			1,740,472

South Africa (1.0%)
Mr Price Group	33,100		152,473
Naspers Series N	13,800		486,883

Total			639,356

South Korea (3.2%)
Busan Bank	5,790		56,615

Issuer	Shares		Value(a)
Daeduck GDS	7,560		63,020
Daesang	18,720	(b)	108,812
Daou Technology	10,300		65,927
Doosan Engineering & Construction	16,280		93,064
Halla Climate Control	8,800		89,581
Hyundai Marine & Fire Insurance	4,900		74,598
Industrial Bank of Korea	6,000	(b)	67,590
INTOPS	4,810		69,972
LIG Insurance	4,730		83,364
MegaStudy	1,300		234,623
Mirae Asset Securities	2,630		131,173
NHN	1,710	(b)	253,791
ON*Media	28,910	(b)	85,953
Taewoong	2,200		150,267
UJU Electronics	5,587		100,348
Woongjin Coway	6,330		194,375
Woongjin Thinkbig	2,370		49,120

Total			1,972,193

Spain (1.5%)
Almirall	6,899		90,984
Bolsas y Mercados Espanoles	4,800		136,387
Duro Felguera	10,469		102,023
Grupo Catalana Occidente	3,793		86,954
Grupo Empresarial ENCE	11,200	(b)	45,555
Obrascon Huarte Lain	6,400		151,628
Red Electrica de Espana	6,080		304,766

Total			918,297

Sweden (1.4%)
Axfood	3,450		99,793
East Capital Explorer	7,100	(b)	66,640
Hexagon Series B	26,583		358,076
Nobia	22,100	(b)	125,059
Sweco Series B	27,900		226,261

Total			875,829

Switzerland (3.4%)
Adecco	1,900	(g)	102,393
Aryzta	2,400	(b)	94,309
Baloise-Holding	1,615		133,925
Bank Sarasin & Co Series B	3,250	(b)	110,995
Burckhardt Compression Holding	1,174		213,249
Clariant	13,297	(b,g)	145,967
Ferrexpo	29,529		95,829
Galenica	300		109,064
Geberit	1,300		228,841
Helvetia Holding	550		171,382
Kuehne & Nagel Intl	1,900		183,166
Noble	3,300		133,056
Sika	160		245,277
Valora Holding	379		86,876

Total			2,054,329

Taiwan (3.6%)
Asia Polymer	119,000		101,281

Issuer	Shares		Value(a)
Bright LED Electronics	77,000		94,712
Career Technology	141,000	(b)	104,583
Catcher Technology	36,300		81,280
Cheng Shin Rubber Ind	45,700		87,284
China Life Insurance	122,678	(b)	83,011
Everlight Electronics	64,942		198,677
Formosa Intl Hotels	10,480		118,144
Huaku Development	39,000		97,507
Ichia Technologies	181,000	(b)	100,410
King Yuan Electronics	225,000		105,679
Novatek Microelectronics	26,285		77,060
Radiant Opto-Electronics	48,300		66,564
Simplo Technology	40,000		227,861
Sunrex Technology	58,000		61,456
Taishin Financial Holding	225,621	(b)	86,848
Unimicron Technology	64,000		77,436
Wistron	38,388		72,485
WPG Holdings	66,000		101,914
Yuanta Financial Holding	397,000		251,879

Total			2,196,071

Thailand (0.1%)
LPN Development	454,000		89,720

Turkey (0.9%)
Albaraka Turk Katilim Bankasi	62,862		101,655
Dogus Otomotiv Servis ve Ticaret	29,481	(b)	105,439
Haci Omer Sabanchi Holding	28,548		122,628
TAV Havalimanlari Holding	30,031	(b)	123,120
Turkiye Vakiflar Bankasi Tao Series D	48,267	(b)	128,021
Yapi ve Kredi Bankasi	—	(b)	1

Total			580,864

United Arab Emirates (0.1%)
Lamprell	24,451		74,260

United Kingdom (9.5%)
Acergy	13,400	(g)	203,849
Afren	47,567	(b)	68,406
ARM Holdings	22,200		67,834
Atkins WS	10,840		102,637
Autonomy	2,900	(b)	71,829
Barratt Developments	43,227	(b)	82,041
Beazley	61,100		101,889
Capita Group	23,500		270,420
Capital & Regional	180,994	(b)	106,571
Chemring Group	4,000		205,143
Cobham	49,000		181,284
Cookson Group	13,773	(b)	93,354
CSR	13,800	(b)	98,533
Dairy Crest Group	24,989		134,533
Debenhams	107,976	(b)	115,808
Drax Group	14,747		96,471
Eurasian Natural Resources	7,337		105,358
FirstGroup	13,687		80,224
Galiform	135,200	(b)	190,433

Issuer	Shares		Value(a)
GKN	55,879	(b)	102,050
Home Retail Group	41,265		167,530
Inchcape	200,419	(b)	85,060
Intertek Group	13,200		254,014
Intl Personal Finance	68,749		240,534
Jardine Lloyd Thompson Group	14,800		110,594
JD Wetherspoon	16,100	(b)	116,784
Keller Group	22,200		220,094
Laird	10,700		21,100
Misys	35,140	(b)	120,000
Mondi	37,258		210,672
N Brown Group	25,000		89,852
Next	8,186		255,232
Northumbrian Water Group	13,000		53,467
Rotork	4,848		97,645
RPS Group	32,000		101,918
Schroders	10,200		201,551
Serco Group	46,000		365,603
SIG	41,500	(b)	75,484
Smith & Nephew	9,000		90,529
Spice	34,100		27,787
Sports Direct Intl	67,379		102,792
Sthree	37,300		181,034
Taylor Wimpey	118,766	(b)	72,945
Tullow Oil	4,800		87,911

Total			5,828,799

United States (2.3%)
Alexion Pharmaceuticals	4,330	(b)	200,782
Atwood Oceanics	9,359	(b)	313,713
BioMarin Pharmaceutical	5,076	(b,g)	98,627
Bristow Group	2,730	(b)	97,461
Central European Distribution	6,009	(b)	192,588
FMC Technologies	1,750	(b)	93,048
Golden Star Resources	30,500	(b)	83,589
Oceaneering Intl	2,415	(b)	132,100
Virgin Media	5,600		79,464
World Fuel Services	4,800	(g)	115,344

Total			1,406,716

Total Common Stocks (Cost: $55,668,142)			$60,172,383

Money Market Fund (1.5%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.16%	944,197	(h)	$944,197

Total Money Market Fund (Cost: $944,197)			$944,197

Investments of Cash Collateral Received for Securities on Loan (9.6%)

	Shares	Value(a)
Cash Collateral Reinvestment Fund
JPMorgan Prime Money Market Fund	5,893,321	$5,893,321

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $5,893,321)		$5,893,321

Total Investments in Securities (Cost: $62,505,660)(i)		$67,009,901

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Summary of Investments in Securities by Industry
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of net assets at Jan. 31, 2010:

	Percentage of
Industry	net assets	Value(a)
Aerospace & Defense	1.2%	$733,006
Air Freight & Logistics	0.5	321,028
Airlines	0.5	286,440
Auto Components	1.6	995,527
Automobiles	0.6	389,548
Beverages	1.0	593,923
Biotechnology	0.5	299,409
Building Products	0.5	287,446
Capital Markets	2.2	1,357,827
Chemicals	4.3	2,635,440
Commercial Banks	3.4	2,100,519
Commercial Services & Supplies	1.9	1,184,747
Communications Equipment	0.5	309,243
Computers & Peripherals	1.3	791,618
Construction & Engineering	5.2	3,175,139
Construction Materials	0.1	82,048
Consumer Finance	0.8	473,242
Containers & Packaging	0.9	542,719
Distributors	0.3	190,499
Diversified Consumer Services	1.0	598,190
Diversified Financial Services	2.3	1,441,172
Diversified Telecommunication Services	1.0	600,708
Electric Utilities	1.0	586,698
Electrical Equipment	1.7	1,078,262
Electronic Equipment, Instruments & Components	2.3	1,427,780
Energy Equipment & Services	4.2	2,555,631
Food & Staples Retailing	2.6	1,573,994
Food Products	2.5	1,513,793
Gas Utilities	0.5	309,907
Health Care Equipment & Supplies	2.2	1,340,184
Health Care Providers & Services	1.7	1,026,994
Hotels, Restaurants & Leisure	1.6	965,661
Household Durables	2.6	1,583,009
Independent Power Producers & Energy Traders	0.2	96,471
Industrial Conglomerates	0.7	421,286
Insurance	2.2	1,324,345
Internet & Catalog Retail	0.6	391,859
Internet Software & Services	1.0	583,656
IT Services	0.6	381,052
Leisure Equipment & Products	0.3	186,928
Life Sciences Tools & Services	0.3	207,481
Machinery	3.7	2,295,376
Marine	0.4	270,682
Media	3.5	2,124,070
Metals & Mining	4.6	2,848,034
Multiline Retail	1.7	1,072,246
Multi-Utilities	0.4	267,634
Office Electronics	0.4	238,694
Oil, Gas & Consumable Fuels	1.0	590,057
Paper & Forest Products	1.2	717,210
Personal Products	0.6	345,018
Pharmaceuticals	1.3	805,570
Professional Services	2.0	1,201,341
Real Estate Investment Trusts (REITs)	3.0	1,813,146
Real Estate Management & Development	1.8	1,101,607
Road & Rail	0.7	444,911
Semiconductors & Semiconductor Equipment	1.8	1,093,769
Software	0.9	522,820
Specialty Retail	2.5	1,526,846
Textiles, Apparel & Luxury Goods	1.6	986,159
Thrifts & Mortgage Finance	0.6	372,060
Trading Companies & Distributors	0.8	505,439
Transportation Infrastructure	2.7	1,635,444
Water Utilities	0.1	53,467
Wireless Telecommunication Services	0.6	396,354
Other(1)	11.2	6,837,518

Total		$67,009,901

(1)	Cash & Cash Equivalents.
Investments in Derivatives
Forward Foreign Currency Contracts Open at Jan. 31, 2010

			Unrealized	Unrealized
Exchange date	Currency to be delivered	Currency to be received	appreciation	depreciation

Feb. 1, 2010	1,437	2,017	$25	$—
	European Monetary Unit	U.S. Dollar

Feb. 1, 2010	1,013,987	11,338	104	—
	Japanese Yen	U.S. Dollar

Feb. 1, 2010	10,197	11,350	—	(160)
	U.S. Dollar	Australian Dollar

Feb. 1, 2010	1,890	1,168	—	(23)
	U.S. Dollar	British Pound

Feb. 1, 2010	1,634	1,740	—	(7)
	U.S. Dollar	Canadian Dollar

Feb. 1, 2010	6,518	582,932	—	(60)
	U.S. Dollar	Japanese Yen

Feb. 2, 2010	71,508	115,378	1,086	—
	British Pound	U.S. Dollar

Feb. 2, 2010	6,595	9,215	72	—
	European Monetary Unit	U.S. Dollar

Feb. 2, 2010	351	389	—	(7)
	U.S. Dollar	Australian Dollar

Feb. 2, 2010	1,890	1,172	—	(17)
	U.S. Dollar	British Pound

Feb. 2, 2010	1,617	1,724	—	(4)
	U.S. Dollar	Canadian Dollar

Feb. 2, 2010	29,256	20,928	—	(243)
	U.S. Dollar	European Monetary Unit

Feb. 2, 2010	11,520	1,036,668	—	(34)
	U.S. Dollar	Japanese Yen

Feb. 3, 2010	729	1,011	1	—
	European Monetary Unit	U.S. Dollar

Feb. 3, 2010	674	755	—	(5)
	U.S. Dollar	Australian Dollar

Feb. 3, 2010	19,620	14,135	—	(24)
	U.S. Dollar	European Monetary Unit

Feb. 3, 2010	11,904	1,080,557	67	—
	U.S. Dollar	Japanese Yen

Total			$1,355	$(584)

Notes to Portfolio of Investments

ADR	—	American Depository Receipt

(a)		Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual Report dated Oct. 31, 2009.

(b)		Non-income producing.

(c)		Foreign security values are stated in U.S. dollars.

(d)		Negligible market value.

(e)		Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at Jan. 31, 2010 was $0. Information concerning such security holdings at Jan. 31, 2010 is as follows:

	Acquisition
Security	dates	Cost

Peace Mark Holdings	06-04-08	$102,024

(f)	Security valued by management at fair value according to procedures approved, in good faith, by the Board.

(g)	At Jan. 31, 2010, security was partially or fully on loan.

(h)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at Jan. 31, 2010.

(i)	At Jan. 31, 2010, the cost of securities for federal income tax purposes was approximately $62,506,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$7,694,000
Unrealized depreciation	(3,190,000)

Net unrealized appreciation	$4,504,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements — Valuation of securities in the most recent Annual Report dated Oct. 31, 2009.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Jan. 31, 2010:

	Fair value at Jan. 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Equity Securities
Common Stocks(a)
Aerospace & Defense	$—	$733,006	$—	$733,006
Air Freight & Logistics	—	321,028	—	321,028
Auto Components	79,906	915,621	—	995,527
Automobiles	—	389,548	—	389,548
Beverages	436,727	157,196	—	593,923
Building Products	—	287,446	—	287,446
Capital Markets	—	1,357,827	—	1,357,827
Chemicals	323,750	2,311,690	—	2,635,440
Commercial Banks	94,183	2,006,336	—	2,100,519
Commercial Services & Supplies	88,496	1,096,251	—	1,184,747
Communications Equipment	—	309,243	—	309,243
Computers & Peripherals	—	791,618	—	791,618
Construction & Engineering	—	3,175,139	—	3,175,139
Construction Materials	—	82,048	—	82,048
Consumer Finance	—	473,242	—	473,242
Containers & Packaging	183,199	359,520	—	542,719
Distributors	—	190,499	—	190,499
Diversified Consumer Services	183,600	414,590	—	598,190
Diversified Financial Services	—	1,441,172	—	1,441,172
Diversified Telecommunication Services	—	600,708	—	600,708
Electric Utilities	—	586,698	—	586,698
Electrical Equipment	—	1,078,262	—	1,078,262
Electronic Equipment, Instruments & Components	100,348	1,327,432	—	1,427,780
Energy Equipment & Services	1,286,360	1,269,271	—	2,555,631
Food & Staples Retailing	146,939	1,427,055	—	1,573,994
Food Products	—	1,513,793	—	1,513,793
Gas Utilities	—	309,907	—	309,907
Health Care Equipment & Supplies	114,494	1,225,690	—	1,340,184
Health Care Providers & Services	—	1,026,994	—	1,026,994
Hotels, Restaurants & Leisure	—	965,661	—	965,661
Household Durables	—	1,583,009	—	1,583,009
Independent Power Producers & Energy Traders	—	96,471	—	96,471
Industrial Conglomerates	—	421,286	—	421,286
Insurance	—	1,324,345	—	1,324,345
Internet & Catalog Retail	—	391,859	—	391,859
Internet Software & Services	—	583,656	—	583,656
IT Services	—	381,052	—	381,052
Leisure Equipment & Products	—	186,928	—	186,928
Life Sciences Tools & Services	—	207,481	—	207,481
Machinery	17,225	2,278,151	—	2,295,376
Marine	87,516	183,166	—	270,682
Media	312,218	1,811,852	—	2,124,070
Metals & Mining	1,200,412	1,647,622	—	2,848,034
Multiline Retail	—	1,072,246	—	1,072,246
Multi-Utilities	—	267,634	—	267,634
Office Electronics	—	238,694	—	238,694
Oil, Gas & Consumable Fuels	433,740	156,317	—	590,057
Paper & Forest Products	—	717,210	—	717,210
Personal Products	—	345,018	—	345,018
Pharmaceuticals	—	805,570	—	805,570
Professional Services	—	1,201,341	—	1,201,341
Real Estate Investment Trusts (REITs)	125,938	1,687,208	—	1,813,146
Real Estate Management & Development	—	1,101,607	—	1,101,607
Road & Rail	—	444,911	—	444,911
Semiconductors & Semiconductor Equipment	—	1,093,769	—	1,093,769
Software	—	522,820	—	522,820
Specialty Retail	—	1,526,846	—	1,526,846
Textiles, Apparel & Luxury Goods	—	986,159	—	986,159
Thrifts & Mortgage Finance	204,808	167,252	—	372,060
Trading Companies & Distributors	—	505,439	—	505,439
Transportation Infrastructure	235,802	1,399,642	—	1,635,444
Water Utilities	—	53,467	—	53,467
Wireless Telecommunication Services	—	396,354	—	396,354
All Other Industries(b)	585,849	—	—	585,849

Total Equity Securities	6,241,510	53,930,873	—	60,172,383

Other
Affiliated Money Market Fund(c)	944,197	—	—	944,197
Investments of Cash Collateral Received for Securities on Loan(d)	5,893,321	—	—	5,893,321

Total Other	6,837,518	—	—	6,837,518

Investments in Securities	13,079,028	53,930,873	—	67,009,901
Other Financial Instruments(e)	—	771	—	771

Total	$13,079,028	$53,931,644	$—	$67,010,672

(a)	Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading. Therefore, these investment securities were classified as Level 2 instead of Level 1.

(b)	Industry classifications are identified in the Portfolio of Investments.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at Jan. 31, 2010.

(d)	Asset categories for Investments of Cash Collateral are identified in the Portfolio of Investments.

(e)	Other Financial Instruments are derivative instruments, which are valued at the unrealized appreciation (depreciation) on the instrument. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.

Item 2. Control and Procedures.
(a) Based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certification for the Registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	RiverSource International Managers Series, Inc.

By	/s/ Patrick T. Bannigan
Patrick T. Bannigan
President and Principal Executive Officer
Date March 31, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Patrick T. Bannigan
Patrick T. Bannigan
President and Principal Executive Officer
Date March 31, 2010

By	/s/ Jeffrey P. Fox
Jeffrey P. Fox
Treasurer and Principal Financial Officer
Date March 31, 2010